INCOME AND MINING TAXES - Reconciliation of Deferred Income and Mining Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred income and mining tax liabilities
Deferred income and mining tax liabilities - beginning of year	$ 819,562	$ 802,114
Income and mining tax impact recognized in net income	10,181	7,888
Income tax impact recognized in other comprehensive income (loss) and equity	(2,402)	4,458
Reduction of flow through share liability		5,102
Deferred income and mining tax liabilities - end of year	$ 827,341	$ 819,562